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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22162

The RAM Funds
(Exact name of registrant as specified in charter)

2331 Far Hills Avenue, Suite 200 Dayton, Ohio	45419
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000

Date of fiscal year end:         November 30, 2011

Date of reporting period:       February 28, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The RAM Small/Mid Cap Fund
Schedule of Investments
February 28, 2011 (Unaudited)
COMMON STOCKS — 96.6%	Shares	Value

Consumer Discretionary - 14.8%
Distributors - 1.4%
LKQ Corp. *	5,878	$139,661

Household Durables - 2.1%
Jarden Corp.	6,145	201,986

Leisure Equipment & Products - 1.0%
LeapFrog Enterprises, Inc. *	21,495	93,288

Media - 1.9%
John Wiley & Sons, Inc. - Class A	3,807	182,013

Multiline Retail - 4.5%
Big Lots, Inc. *	4,609	189,107
Dollar Tree, Inc. *	4,909	247,021
		436,128
Specialty Retail - 2.2%
Rent-A-Center, Inc.	6,345	209,766

Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc. *	6,212	160,953

Energy - 16.3%
Energy Equipment & Services - 9.8%
Complete Production Services, Inc. *	6,873	198,011
Ensco plc - ADR	5,009	281,005
Helix Energy Solutions Group, Inc. *	6,924	106,630
McDermott International, Inc. *	11,355	260,597
Superior Energy Services, Inc. *	2,471	94,664
		940,907
Oil, Gas & Consumable Fuels - 6.5%
International Coal Group, Inc. *	16,364	161,513
PetroHawk Energy Corp. *	7,948	171,677
SandRidge Energy, Inc. *	15,679	169,490
Swift Energy Co. *	2,939	126,230
		628,910
Financials - 22.3%
Consumer Finance - 7.6%
EZCORP, Inc. - Class A *	15,629	448,240
First Cash Financial Services, Inc. *	8,549	279,894
		728,134
Insurance - 2.9%
HCC Insurance Holdings, Inc.	9,084	282,876

Real Estate Investment Trusts (REITs) - 10.3%
Annaly Capital Management, Inc.	10,019	179,641
BioMed Realty Trust, Inc.	9,150	166,073

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 96.6% (Continued)	Shares	Value

Financials - 22.3% (Continued)
Real Estate Investment Trusts (REITs) - 10.3% (Continued)
LTC Properties, Inc.	10,420	$304,472
Omega Healthcare Investors, Inc.	14,360	344,209
		994,395
Thrifts & Mortgage Finance - 1.5%
Beneficial Mutual Bancorp, Inc. *	15,963	143,667

Health Care - 8.1%
Health Care Equipment & Supplies - 4.4%
CareFusion Corp. *	5,009	136,846
ICU Medical, Inc. *	6,880	288,891
		425,737
Life Sciences Tools & Services - 1.4%
ICON plc - ADR *	6,746	134,178

Pharmaceuticals - 2.3%
Warner Chilcott plc - Class A *	9,217	218,258

Industrials - 18.1%
Aerospace & Defense - 1.8%
Triumph Group, Inc.	2,004	173,526

Commercial Services & Supplies - 2.2%
Republic Services, Inc.	7,280	215,561

Construction & Engineering - 5.4%
KBR, Inc.	8,149	267,287
Quanta Services, Inc. *	11,154	254,423
		521,710
Electrical Equipment - 2.5%
Babcock & Wilcox Co. (The) *	7,214	243,617

Machinery - 2.1%
Valmont Industries, Inc.	1,957	199,771

Marine - 1.7%
Navios Maritime Holdings, Inc.	28,520	161,708

Professional Services - 2.4%
FTI Consulting, Inc. *	7,013	231,359

Information Technology - 9.6%
Internet Software & Services - 2.6%
VeriSign, Inc. *	6,946	245,124

IT Services - 7.0%
Fiserv, Inc. *	3,340	211,322
Lender Processing Services, Inc.	4,542	154,746
Wright Express Corp. *	6,078	309,978
		676,046

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 96.6% (Continued)	Shares	Value

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Windstream Corp.	15,917	$199,599

Utilities - 5.3%
Electric Utilities - 1.9%
UIL Holdings Corp.	6,011	184,778

Multi-Utilities - 3.4%
CMS Energy Corp.	16,965	326,746

Total Common Stocks (Cost $7,593,613)		$9,300,402

MONEY MARKET FUNDS — 2.5%	Shares	Value

AIM Short-Term Investments Trust (The) - Treasury
Portfolio - Institutional Class, 0.02% (a) (Cost $243,319)	243,319	$243,319

Total Investments at Value — 99.1% (Cost $7,836,932)		$9,543,721

Other Assets in Excess of Liabilities — 0.9%		89,080

Net Assets — 100.0%		$9,632,801

ADR - American Depositary Receipt

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of February 28, 2011.

See accompanying notes to Schedule of Investments.

The RAM Small/Mid Cap Fund
Notes to Schedule of Investments
February 28, 2011 (Unaudited)

1.	Securities Valuation

Portfolio securities, such as common stocks and shares of real estate investment trusts (“REITs”), of The RAM Small/Mid Cap Fund (the “Fund”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less, has been determined in good faith by the Board of Trustees to be represented by amortized cost, which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks (including REITs)	$9,300,402	$-	$-	$9,300,402
Money Market Funds	243,319	-	-	243,319
Total	$9,543,721	$-	$-	$9,543,721

See the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended February 28, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of February 28, 2011.

The RAM Small/Mid Cap Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2011:

Cost of portfolio investments	$7,853,238

Gross unrealized appreciation	$1,921,284
Gross unrealized depreciation	(230,801)

Net unrealized appreciation	$1,690,483

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President

Date	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President

Date	March 31, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	March 31, 2011

* Print the name and title of each signing officer under his or her signature.